Bank Loans (Details) - Schedule of long-term bank loans - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total long-term bank loans	$ 317,585,783	$ 285,103,665
Less: current portion	(76,856,590)	(39,987,577)
Long-term bank loans, non-current portion	240,729,193	245,116,088
Due on January 30, 2023 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	2,352,682	2,298,886
Due on November 27, 2023 [Member] | China Development Bank [Member]
Debt Instrument [Line Items]
Total long-term bank loans		4,291,254
Due on March 28, 2025 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	47,053,657	58,238,440
Due on August 21, 2026 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	49,406,340	57,931,922
Due on October 21, 2025 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	40,779,836	49,809,192
Due on July 30, 2026 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	8,665,715
Due on July 30, 2026 [Member] | China Development Bank [Member]
Debt Instrument [Line Items]
Total long-term bank loans		10,383,301
Due on April 21, 2028 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	20,389,918	19,923,677
Due on December 21, 2028 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	21,958,373	21,456,268
Due on January 15, 2023 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	17,438,085
Due on August 21, 2022 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	20,024,533	21,000,000
Due on February 21, 2023 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	11,062,755
Due on July 1, 2023 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	18,774,167
Due on June 21, 2028 [Member] | Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Total long-term bank loans	23,056,292
Due on June 27, 2025 [Member] | Bank of Communications [Member]
Debt Instrument [Line Items]
Total long-term bank loans	$ 36,623,430	$ 39,770,725